Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	€ 74,189	€ 84,517
Right-of-use assets	44,378	50,444
Intangible assets and goodwill	6,628	4,160
Equity-method investees	40,875	39,831
Other non-current receivables	6,124	6,396
Other non-current assets	1,749	1,603
Deferred tax assets	1,653	1,665
Total non-current assets	175,596	188,616
Current assets
Inventories	62,815	62,087
Trade receivables	32,819	33,304
Other current receivables	10,618	12,218
Other current financial receivables	1,348
Other current assets	5,073	5,365
Current income tax assets	1,642	3,000
Gains on derivative financial instruments	24	147
Cash and cash equivalents	20,322	33,610
Asset held for sale	8,767
Total current assets	143,428	149,731
TOTAL ASSETS	319,024	338,347
EQUITY
Share capital	55,073	55,073
Reserves	20,659	20,448
Retained earnings	(21,726)	(6,576)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	54,006	68,945
Non-controlling interests	4,202	4,343
TOTAL EQUITY	58,208	73,288
Non-current liabilities
Long-term borrowings	14,188	12,153
Long-term lease liabilities	47,400	52,914
Other non-current debts	465
Employees’ leaving entitlement	11,646	12,389
Non-current contract liabilities	6,786	6,800
Provisions	7,791	9,284
Deferred income for government grants	11,036	13,135
Other non-current liabilities	2,160	2,725
Deferred tax liabilities	998	996
Total non-current liabilities	102,470	110,396
Current liabilities
Bank overdrafts and short-term borrowings	23,327	22,834
Current portion of long-term borrowings	4,532	5,200
Current portion of lease liabilities	10,350	9,413
Trade payables	66,477	60,888
Other payables	26,706	31,719
Current contract liabilities	23,587	20,333
Provisions	1,866	2,352
Other liabilities	403	1,549
Liabilities for current income tax	830	339
Losses on derivative financial instruments	268	36
Total current liabilities	158,346	154,663
TOTAL LIABILITIES	260,816	265,059
TOTAL EQUITY AND LIABILITIES	€ 319,024	€ 338,347